[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

July 23, 2024

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE: Advent Convertible and Income Fund
(File Nos.: 333-; 811-21309)

Ladies & Gentlemen:

On behalf of Advent Convertible and Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

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If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (312) 407-0641.

Sincerely,

/s/Kevin T. Hardy

Kevin T. Hardy